PARTIES-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTIES-IN-INTEREST TRANSACTIONS	PARTIES-IN-INTEREST TRANSACTIONS
Parties-in-interest are defined under Department of Labor Regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. At December 31, 2025 and 2024, certain investments of the Plan are shares of mutual funds offered by Fidelity Investments. Fidelity Management Trust Company is the Plan trustee and, therefore, these transactions qualify as party-in-interest transactions.
The Plan has a revenue sharing program with the Plan trustee whereby a portion of fees charged to participants for certain funds are used to offset administrative expenses incurred by the Plan. In 2025, the Plan received a revenue sharing allowance from the Plan trustee of $73,610. Fees paid by the Plan to Fidelity for administrative services amounted to $1,469 for 2025. The Plan also invests in shares of common stock issued by Lakeland Financial Corporation, which qualifies as a party-in-interest investment.
During 2025, the Plan purchased 38,346 shares of Lakeland Financial Corporation common stock at a cost ranging from $52.49 to $68.69 per share. In 2025, the Plan sold 50,919 shares of Lakeland Financial Corporation common stock at a sales price ranging from $54.04 to $68.87 per share and distributed 19,608 shares of common stock to participants due to termination or retirement. Lakeland Financial Corporation paid cash dividends of $1,157,215 to the Plan for 2025.
At December 31, 2025 and 2024, the Plan held the following related party investments (at estimated fair value):

2025:
LFC common stock – 552,388 shares	$31,519,256

2024:
LFC common stock – 584,569 shares	$40,194,948